RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In 2025, the Group rented a boat for business promotion from a company owned by a major shareholder. The total expense charged to the general and administrative expenses was $0.2 million (2024: $0.2 million).